Securitisation, covered bonds and other transferred assets (Tables)	12 Months Ended
Sep. 30, 2022
Securitisation, covered bonds and other transferred assets
Schedule of assets transferred and the associated liabilities

			For those liabilities that only have
			recourse to the transferred assets:
	Carrying	Carrying	Fair	Fair
	amount of	amount of	value of	value of	Net fair
	transferred	associated	transferred	associated	value
$m	assets	liabilities	assets	liabilities	position
Consolidated
2022
Securitisation[1]	5,001	4,973	4,955	4,932	23
Covered bonds[2]	45,809	31,802	n/a	n/a	n/a
Repurchase agreements	57,934	41,257	n/a	n/a	n/a
Total	108,744	78,032	4,955	4,932	23
2021
Securitisation[1]	5,016	5,000	5,035	5,044	(9)
Covered bonds[2]	35,287	31,374	n/a	n/a	n/a
Repurchase agreements	52,213	35,899	n/a	n/a	n/a
Total	92,516	72,273	5,035	5,044	(9)
Parent Entity
2022
Securitisation[1]	6,004	5,961	5,948	5,919	29
Covered bonds[2]	39,179	28,664	n/a	n/a	n/a
Repurchase agreements	53,512	37,764	n/a	n/a	n/a
Total	98,695	72,389	5,948	5,919	29
2021
Securitisation[1,3]	6,189	6,172	6,212	6,193	19
Covered bonds[2]	28,109	27,234	n/a	n/a	n/a
Repurchase agreements	49,262	33,346	n/a	n/a	n/a
Total[3]	83,560	66,752	6,212	6,193	19

1.	The carrying amount of assets securitised exceeds the amount of notes issued primarily because the carrying amount includes both principal and income received from the transferred assets.
2.

The difference between the carrying values of covered bonds and the assets pledged reflects the over-collateralisation required to maintain the ratings of the covered bonds and also additional assets to allow immediate issuance of additional covered bonds if required. These additional assets can be repurchased by Westpac at its discretion, subject to the conditions set out in the transaction documents.

3.	Comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.